ACQUISITION OF WAVECOM S.A.	12 Months Ended
Dec. 31, 2011
ACQUISITION OF WAVECOM S.A.
ACQUISITION OF WAVECOM S.A.

5.                                      ACQUISITION OF WAVECOM S.A.

On December 2, 2008, we announced an all-cash offer to purchase all of the ordinary shares and OCEANE convertible bonds (“OCEANEs”) of Wavecom, a global leader in wireless M2M solutions headquartered in Issy-les-Moulineaux, France.  The total value of the transaction was approximately €218,000.  Consideration consisted of €8.50 per share of Wavecom and €31.93 per OCEANE.  The transaction was implemented by way of concurrent but separate public tender offers in both France and the United States for all Wavecom shares, all American Depository Shares (“ADSs”) representing Wavecom shares and all OCEANEs issued by Wavecom.

On February 27, 2009, we completed our acquisition of 84.32% of the outstanding shares and 99.97% of the outstanding OCEANEs of Wavecom, representing 90.57% of the voting rights of Wavecom, for cash consideration of $144,859 (€113,508) and $104,767 (€82,093), respectively.  During March 2009, we purchased 160,643 shares on the open market for cash consideration of $1,850 (€1,365), resulting in the acquisition of 85.34% of the outstanding shares.  Following a statutory re-opening of the tender offer, we increased our ownership of the voting rights of Wavecom from 90.57% to 95.4% for cash consideration of $11,817 (€8,908).  On April 29, 2009, we completed our acquisition of all of the remaining Wavecom shares, except for certain shares held by employees that are subject to a hold period, and OCEANEs by way of a squeeze-out for cash consideration of $7,752 (€5,851).  The Wavecom shares and OCEANEs were delisted from Euronext and the ADSs were delisted from the NASDAQ Global Market (“Nasdaq”).

The results of Wavecom have been included in our consolidated financial statements from February 27, 2009.  The financial results for the year ended December 31, 2009 include revenue of $119,607 and net loss attributable to the Company of $43,758.  Wavecom acquisition and financing costs recognized of $11,756 were expensed in 2009 as follows: $7,785 in acquisition costs and $3,971 in other income (expense).

The following amounts have been assigned to the assets acquired and liabilities assumed, based on an estimate of their fair value at February 27, 2009:

SIERRA WIRELESS, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Amounts expressed in thousands of U.S. dollars, except where otherwise stated)

Assets acquired
Cash and marketable securities	$139,785
Other current assets	51,753
Property, plant and equipment	9,916
Intangible assets	71,354
Goodwill	56,911
Other long-term assets	5,231
Deferred income tax	1,110
336,060
Liabilities assumed
Current liabilities	52,284
OCEANE convertible bonds	104,870
Capital lease obligations	657
Long-term liabilities	18,107
Deferred income tax	76
Non-controlling interest	13,357
189,351
Fair value of net assets acquired	$146,709

The fair value of the non-controlling interest at February 27, 2009 of $13,357 was based on the fair market price determined in the tender offer of $10.85 (€8.50) per ordinary share.

The following table presents details of the estimated purchased intangible assets:

	Estimated Useful life (in years)	Amount

Intellectual property	3-6	$30,510
In-process research and development	3-9	18,425
Customer relationships	5	16,387
Brand portfolio	5	3,295
Non-compete covenant	2	2,737
		$71,354